UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marble Arch Investments, LP
Address: 645 Madison Avenue
         11th Floor
         New York, New York  10022

13F File Number:  28-12924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Scott McLellan
Title:     Manager of Marble Arch Investments GP, LLC
Phone:     212.230.1290

Signature, Place, and Date of Signing:

     Robert Scott McLellan     New York, New York     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $188,747 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABOVENET INC                   COM              00374N107    11474   141690 SH       SOLE                   141690
AFLAC INC                      COM              001055102     9949   320000 SH       SOLE                   320000
CB RICHARD ELLIS GROUP INC     CL A             12497T101     8424   900000 SH       SOLE                   900000
CON-WAY INC                    COM              205944101    12712   360000 SH       SOLE                   360000
COVANTA HLDG CORP              COM              22282E102    12890   760000 SH       SOLE                   760000
CROCS INC                      COM              227046109     3400  1000000 SH       SOLE                  1000000
EBAY INC                       COM              278642103    11563   675000 SH       SOLE                   675000
GOOGLE INC                     CL A             38259P508     6745    16000 SH       SOLE                    16000
HARMAN INTL INDS INC           COM              413086109     5640   300000 SH       SOLE                   300000
LENDER PROCESSING SVCS INC     COM              52602E102     7914   285000 SH       SOLE                   285000
MASTERCARD INC                 CL A             57636Q104    10875    65000 SH       SOLE                    65000
MOSAIC CO                      COM              61945A107     2215    50000 SH       SOLE                    50000
NII HLDGS INC                  CL B NEW         62913F201     9916   520000 SH       SOLE                   520000
ORACLE CORP                    COM              68389X105     8568   400000 SH       SOLE                   400000
REGIONS FINANCIAL CORP NEW     COM              7591EP100     6464  1600000 SH       SOLE                  1600000
SPDR GOLD TRUST                GOLD SHS         78463V107    11853   130000 SH       SOLE                   130000
TERNIUM SA                     SPON ADR         880890108     2934   170000 SH       SOLE                   170000
THERMO FISHER SCIENTIFIC INC   COM              883556102    13250   325000 SH       SOLE                   325000
TRANSDIGM GROUP INC            COM              893641100    10860   300000 SH       SOLE                   300000
TRANSOCEAN LTD                 REG SHS          H8817H100    11144   150000 SH       SOLE                   150000
VIROPHARMA INC                 COM              928241108     4448   750000 SH       SOLE                   750000
WESCO INTL INC                 COM              95082P105     5509   220000 SH       SOLE                   220000